Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Long-term debt	$ 419	$ 359
Bank overdraft	2
2019 [member]
Disclosure of financial liabilities [line items]
Long-term debt	17
Accounts payable & accrued liabilities	142
Share-based compensation accrual	1
Bank overdraft	2
Total	162
2020 [member]
Disclosure of financial liabilities [line items]
Long-term debt	374
Total	374
2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt	17
Total	17
2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt	8
Total	8
Thereafter [member]
Disclosure of financial liabilities [line items]
Long-term debt	3
Total	$ 3